Loan Receivable	6 Months Ended
Jun. 30, 2026
Loan Receivable
Loan Receivable

Note 6 – Loan Receivable

Loans receivable comprised the following:

	At June 30,	At December 31,
	2026	2025
LOMI Facility	$17.6	$—
Loan receivable	$17.6	$—

LOMI Facility

On June 8, 2026, the Company extended a margin term loan facility to LOMI in the amount of C$25.0 million. On June 17, 2026, the LOMI Facility was fully drawn and the Company advanced $17.8 million (C$25.0 million) to LOMI. The LOMI Facility has a 3-year term and bears interest based on the CIBC prime rate plus 0.40% per annum. The LOMI Facility includes an upfront fee of 50 basis points on the principal amount available. The LOMI Facility is fully secured by a pledge of securities held by LOMI. The LOMI Facility was measured at amortized cost less any impairment loss allowance.